RIGHT OF USE ASSETS (Details) - ARS ($) $ in Millions	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
RIGHT OF USE ASSETS
At the beginning of the year	$ 599,242	$ 572,872
Acquisitions through business combination	142,542
Increase	140,390	218,871
Net carrying value of decreases	(5,286)	(698)
Currency translation adjustments	6,788	(19,217)
Amortization of the period	(190,881)	(185,262)
At the end of the period	$ 692,795	$ 586,566